UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2014
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 100.0%
                 COMMERCIAL SERVICES & SUPPLIES - 0.2%
          46,478 West Corp. .........................................................     $     1,533,774
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 14.5%
          17,941 ADTRAN, Inc. .......................................................             391,114
       2,172,646 Cisco Systems, Inc. ................................................          60,432,149
           9,396 Comtech Telecommunications Corp. ...................................             296,162
          48,388 Harris Corp. .......................................................           3,475,226
           8,566 InterDigital, Inc. .................................................             453,141
          89,154 Motorola Solutions, Inc. ...........................................           5,980,450
         239,245 Nokia OYJ ..........................................................           1,880,466
           7,885 Plantronics, Inc. ..................................................             418,063
         411,877 QUALCOMM, Inc. .....................................................          30,614,817
         157,432 Telefonaktiebolaget LM Ericsson, ADR ...............................           1,904,927
                                                                                          ---------------
                                                                                              105,846,515
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 12.6%
         424,331 AT&T, Inc. .........................................................          14,253,278
          13,867 Atlantic Tele-Network, Inc. ........................................             937,271
          19,961 BT Group PLC, ADR ..................................................           1,237,383
          31,189 China Unicom Hong Kong Ltd., ADR ...................................             419,492
          19,517 Cogent Communications Group, Inc. ..................................             690,707
         153,511 Consolidated Communications Holdings, Inc. .........................           4,272,211
       2,129,487 Frontier Communications Corp. ......................................          14,203,678
         308,984 Orange S.A. ........................................................           5,228,009
         111,615 Telecom Argentina S.A. .............................................           2,159,750
         584,777 Telefonica S.A. ....................................................           8,309,681
         395,078 TELUS Corp. ........................................................          14,238,611
         296,757 Verizon Communications, Inc. .......................................          13,882,293
       1,484,951 Windstream Holdings, Inc. ..........................................          12,235,996
                                                                                          ---------------
                                                                                               92,068,360
                                                                                          ---------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
         467,517 Corning, Inc. ......................................................          10,720,165
                                                                                          ---------------
                 HEALTH CARE TECHNOLOGY - 0.2%
           8,116 Computer Programs & Systems, Inc. ..................................             493,047
          54,893 Quality Systems, Inc. ..............................................             855,782
                                                                                          ---------------
                                                                                                1,348,829
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 0.9%
         118,972 Garmin Ltd. ........................................................           6,285,291
                                                                                          ---------------
                 INTERNET SOFTWARE & SERVICES - 0.7%
          24,278 InterActiveCorp. ...................................................           1,475,859
          17,261 j2 Global, Inc. ....................................................           1,070,182
          28,642 NetEase.com, ADR ...................................................           2,839,568
                                                                                          ---------------
                                                                                                5,385,609
                                                                                          ---------------
                 IT SERVICES - 9.3%
          37,089 Amdocs Ltd. ........................................................           1,730,387
          36,534 Computer Sciences Corp. ............................................           2,303,469

                See Notes to Quarterly Portfolio of Investments

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2014 (Unaudited)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 IT SERVICES (CONTINUED)
          16,110 CSG Systems International, Inc. ....................................     $       403,878
           8,821 DST Systems, Inc. ..................................................             830,497
           5,537 Forrester Research, Inc. ...........................................             217,936
          56,349 Infosys Ltd., ADR ..................................................           1,772,739
         370,302 International Business Machines Corp. ..............................          59,411,253
          19,937 Science Applications International Corp. ...........................             987,480
           9,242 Wipro Ltd., ADR ....................................................             104,619
                                                                                          ---------------
                                                                                               67,762,258
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.6%
          97,836 Altera Corp. .......................................................           3,614,062
         159,816 Analog Devices, Inc. ...............................................           8,872,984
         388,390 Applied Materials, Inc. ............................................           9,678,679
          16,698 ARM Holdings PLC, ADR ..............................................             773,117
          12,497 ASML Holding N.V., ADR .............................................           1,347,552
          58,641 Avago Technologies Ltd. ............................................           5,898,698
         113,201 Broadcom Corp., Class A ............................................           4,904,999
          37,245 Brooks Automation, Inc. ............................................             474,874
           3,839 ChipMOS TECHNOLOGIES Bermuda Ltd. ..................................              89,526
         128,278 Cypress Semiconductor Corp. ........................................           1,831,810
          77,695 Himax Technologies, Inc., ADR ......................................             626,222
       1,612,122 Intel Corp. ........................................................          58,503,907
          91,283 Intersil Corp., Class A ............................................           1,320,865
          83,988 KLA-Tencor Corp. ...................................................           5,906,036
         106,274 Linear Technology Corp. ............................................           4,846,094
         165,235 Marvell Technology Group Ltd. ......................................           2,395,908
         194,378 Maxim Integrated Products, Inc. ....................................           6,194,827
          16,643 Micrel, Inc. .......................................................             241,490
         121,223 Microchip Technology, Inc. .........................................           5,468,370
          18,140 MKS Instruments, Inc. ..............................................             663,924
         168,906 NVIDIA Corp. .......................................................           3,386,565
           4,516 Power Integrations, Inc. ...........................................             233,658
          12,473 Silicon Motion Technology Corp., ADR ...............................             294,986
          11,838 Tessera Technologies, Inc. .........................................             423,327
         461,304 Texas Instruments, Inc. ............................................          24,663,618
         120,469 Xilinx, Inc. .......................................................           5,215,103
                                                                                          ---------------
                                                                                              157,871,201
                                                                                          ---------------
                 SOFTWARE - 15.8%
          10,034 Blackbaud, Inc. ....................................................             434,071
         273,743 CA, Inc. ...........................................................           8,335,474
          12,280 Epiq Systems, Inc. .................................................             209,743
          47,804 Intuit, Inc. .......................................................           4,407,051
          19,127 Mentor Graphics Corp. ..............................................             419,264
       1,256,043 Microsoft Corp. ....................................................          58,343,197
           8,178 Monotype Imaging Holdings, Inc. ....................................             235,772
           9,761 NICE Systems Ltd., ADR .............................................             494,395
          25,516 Open Text Corp. ....................................................           1,486,562
         707,987 Oracle Corp. .......................................................          31,838,175

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 SOFTWARE (CONTINUED)
          14,966 SAP AG, ADR ........................................................     $     1,042,382
          17,502 Solera Holdings, Inc. ..............................................             895,752
         304,196 Symantec Corp. .....................................................           7,804,148
                                                                                          ---------------
                                                                                              115,945,986
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.8%
         504,939 Apple, Inc. ........................................................          55,735,167
          39,372 Diebold, Inc. ......................................................           1,363,846
         552,572 EMC Corp. ..........................................................          16,433,491
         558,974 Hewlett-Packard Co. ................................................          22,431,627
          36,475 Lexmark International, Inc., Class A ...............................           1,505,323
          88,450 NetApp, Inc. .......................................................           3,666,253
          42,921 SanDisk Corp. ......................................................           4,205,400
         163,177 Seagate Technology PLC .............................................          10,851,270
          60,342 Western Digital Corp. ..............................................           6,679,859
                                                                                          ---------------
                                                                                              122,872,236
                                                                                          ---------------
                 WIRELESS TELECOMMUNICATION SERVICES - 5.9%
         357,018 America Movil SAB de CV, Series L, ADR .............................           7,918,659
       1,228,549 Mobile Telesystems OJSC, ADR .......................................           8,820,982
         373,084 Rogers Communications, Inc., Class B ...............................          14,498,044
          15,775 Shenandoah Telecommunications Co. ..................................             492,969
         209,323 SK Telecom Co., Ltd., ADR ..........................................           5,653,814
         112,329 Telephone & Data Systems, Inc. .....................................           2,836,307
         131,269 TIM Participacoes S.A., ADR ........................................           2,915,485
                                                                                          ---------------
                                                                                               43,136,260
                                                                                          ---------------

                 TOTAL INVESTMENTS - 100.0% .........................................         730,776,484
                 (Cost $663,839,050) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% ............................             364,370
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $   731,140,854
                                                                                          ===============

---------------------------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,118,784 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,181,350.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


---------------------------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------

Common Stocks*................................  $   730,776,484  $ 730,776,484  $            --  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
REAL ESTATE INVESTMENT TRUSTS - 21.2%
                 DIVERSIFIED REITS - 1.0%
         364,311 Select Income REIT .................................................     $     8,892,832
                                                                                          ---------------
                 HEALTH CARE REITS - 3.7%
          90,106 HCP, Inc. ..........................................................           3,967,367
         126,361 LTC Properties, Inc. ...............................................           5,455,004
         487,725 Medical Properties Trust, Inc. .....................................           6,720,851
          75,669 National Health Investors, Inc. ....................................           5,293,803
         150,357 Omega Healthcare Investors, Inc. ...................................           5,874,448
         195,967 Sabra Health Care REIT, Inc. .......................................           5,951,518
                                                                                          ---------------
                                                                                               33,262,991
                                                                                          ---------------
                 MORTGAGE REITS - 10.3%
         717,898 American Capital Mortgage Investment Corp. .........................          13,525,198
         873,164 Capstead Mortgage Corp. ............................................          10,722,454
       3,705,952 Chimera Investment Corp. ...........................................          11,784,928
         281,837 Colony Financial, Inc. .............................................           6,713,357
       1,593,931 CYS Investments, Inc. ..............................................          13,899,078
       1,236,718 MFA Financial, Inc. ................................................           9,881,377
         330,984 Redwood Trust, Inc. ................................................           6,520,385
         380,003 Starwood Property Trust, Inc. ......................................           8,831,270
       1,060,454 Two Harbors Investment Corp. .......................................          10,625,749
                                                                                          ---------------
                                                                                               92,503,796
                                                                                          ---------------
                 OFFICE REITS - 1.0%
         139,819 DuPont Fabros Technology, Inc. .....................................           4,647,583
          99,739 Highwoods Properties, Inc. .........................................           4,416,443
                                                                                          ---------------
                                                                                                9,064,026
                                                                                          ---------------
                 RESIDENTIAL REITS - 2.0%
         190,912 Associated Estates Realty Corp. ....................................           4,431,067
         381,454 Education Realty Trust, Inc. .......................................          13,957,402
                                                                                          ---------------
                                                                                               18,388,469
                                                                                          ---------------
                 RETAIL REITS - 1.1%
         285,925 CBL & Associates Properties, Inc. ..................................           5,552,663
         121,950 National Retail Properties, Inc. ...................................           4,801,172
                                                                                          ---------------
                                                                                               10,353,835
                                                                                          ---------------
                 SPECIALIZED REITS - 2.1%
         163,666 Corrections Corp. of America .......................................           5,947,623
         116,697 EPR Properties .....................................................           6,725,248
         210,451 Rayonier, Inc. .....................................................           5,880,001
                                                                                          ---------------
                                                                                               18,552,872
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................         191,018,821
                 (Cost $184,130,390)                                                      ---------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 20.8%
                 AUTOMOBILES - 0.3%
         203,190 Ford Motor Co. .....................................................     $     3,149,445
                                                                                          ---------------
                 BANKS - 2.4%
         175,598 FirstMerit Corp. ...................................................           3,317,046
         268,486 FNB Corp. ..........................................................           3,576,234
         351,838 National Penn Bancshares, Inc. .....................................           3,703,095
         145,925 Trustmark Corp. ....................................................           3,580,999
          96,360 United Bankshares, Inc. ............................................           3,608,682
         407,701 Valley National Bancorp. ...........................................           3,958,777
                                                                                          ---------------
                                                                                               21,744,833
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 0.4%
          78,318 Greif, Inc. ........................................................           3,698,959
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
         134,446 AT&T, Inc. .........................................................           4,516,041
          75,818 Verizon Communications, Inc. .......................................           3,546,766
                                                                                          ---------------
                                                                                                8,062,807
                                                                                          ---------------
                 ELECTRIC UTILITIES - 5.1%
          65,788 ALLETE, Inc. .......................................................           3,627,550
          53,651 American Electric Power Co., Inc. ..................................           3,257,689
          42,487 Duke Energy Corp. ..................................................           3,549,364
          42,421 Entergy Corp. ......................................................           3,710,989
         106,605 FirstEnergy Corp. ..................................................           4,156,529
         140,697 Hawaiian Electric Industries, Inc. .................................           4,710,536
          53,245 Pinnacle West Capital Corp. ........................................           3,637,166
         107,592 PPL Corp. ..........................................................           3,908,817
          85,298 Southern (The) Co. .................................................           4,188,985
          95,056 UIL Holdings Corp. .................................................           4,138,738
          84,711 Westar Energy, Inc. ................................................           3,493,482
          93,559 Xcel Energy, Inc. ..................................................           3,360,639
                                                                                          ---------------
                                                                                               45,740,484
                                                                                          ---------------
                 GAS UTILITIES - 0.7%
          61,963 AGL Resources, Inc. ................................................           3,377,603
          61,543 Laclede Group, Inc. ................................................           3,274,088
                                                                                          ---------------
                                                                                                6,651,691
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 0.3%
          32,162 McDonald's Corp. ...................................................           3,013,579
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 0.4%
          55,886 Tupperware Brands Corp. ............................................           3,520,818
                                                                                          ---------------
                 INSURANCE - 0.8%
          60,950 Cincinnati Financial Corp. .........................................           3,159,039
         293,216 Old Republic International Corp. ...................................           4,289,750
                                                                                          ---------------
                                                                                                7,448,789
                                                                                          ---------------
                 LEISURE PRODUCTS - 0.5%
         137,822 Mattel, Inc. .......................................................           4,264,902
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 METALS & MINING - 0.4%
         147,127 Freeport-McMoRan Copper & Gold, Inc. ...............................     $     3,436,887
                                                                                          ---------------
                 MULTI-UTILITIES - 2.7%
          78,954 Ameren Corp. .......................................................           3,642,148
          92,741 Avista Corp. .......................................................           3,278,395
         140,991 CenterPoint Energy, Inc. ...........................................           3,303,419
          56,385 Consolidated Edison, Inc. ..........................................           3,721,974
          64,509 PG&E Corp. .........................................................           3,434,459
          76,710 Public Service Enterprise Group, Inc. ..............................           3,176,561
          59,913 SCANA Corp. ........................................................           3,618,745
                                                                                          ---------------
                                                                                               24,175,701
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 0.8%
          28,559 Chevron Corp. ......................................................           3,203,749
          53,659 ConocoPhillips .....................................................           3,705,690
                                                                                          ---------------
                                                                                                6,909,439
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
         110,039 Maxim Integrated Products, Inc. ....................................           3,506,943
                                                                                          ---------------
                 SOFTWARE - 0.3%
          99,499 CA, Inc. ...........................................................           3,029,744
                                                                                          ---------------
                 TEXTILES, APPAREL & LUXURY GOODS - 0.4%
          95,277 Coach, Inc. ........................................................           3,578,604
                                                                                          ---------------
                 THRIFTS & MORTGAGE FINANCE - 1.9%
         463,107 Home Loan Servicing Solutions Ltd. .................................           9,039,849
         289,950 Northwest Bancshares, Inc. .........................................           3,633,073
         274,056 People's United Financial, Inc. ....................................           4,160,170
                                                                                          ---------------
                                                                                               16,833,092
                                                                                          ---------------
                 TOBACCO - 1.7%
          72,655 Altria Group, Inc. .................................................           3,579,712
          44,462 Philip Morris International, Inc. ..................................           3,621,430
          57,341 Reynolds American, Inc. ............................................           3,685,306
         103,245 Universal Corp. ....................................................           4,540,715
                                                                                          ---------------
                                                                                               15,427,163
                                                                                          ---------------
                 TRADING COMPANIES & DISTRIBUTORS - 0.4%
         182,442 Aircastle Ltd. .....................................................           3,898,785
                                                                                          ---------------
                 TOTAL COMMON STOCKS ................................................         188,092,665
                 (Cost $175,753,992)                                                      ---------------

                                                               STATED         STATED
    SHARES                      DESCRIPTION                     RATE         MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 20.2%
                 BANKS - 8.1%
         266,921 Barclays Bank PLC, Series 3 .............       7.10%          (a)             6,889,231
         289,321 Barclays Bank PLC, Series 4 .............       7.75%          (a)             7,507,880
         300,866 Barclays Bank PLC, Series 5 .............       8.13%          (a)             7,846,585

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


                                                               STATED         STATED
    SHARES                      DESCRIPTION                     RATE         MATURITY          VALUE
---------------- -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)
                 BANKS (CONTINUED)
         281,549 First Niagara Financial Group, Inc.,
                    Series B (b)..........................       8.63%          (a)       $     7,601,823
         284,796 GMAC Capital Trust I, Series 2 (b).......       8.13%       02/15/40           7,512,919
         286,318 HSBC Holdings PLC .......................       8.13%          (a)             7,581,701
         278,103 HSBC Holdings PLC, Series 2 .............       8.00%          (a)             7,389,197
         268,585 ING Groep NV ............................       7.05%          (a)             6,886,519
         278,194 Lloyds Banking Group PLC ................       7.75%       07/15/50           7,171,841
         277,964 National Westminster Bank PLC, Series C..       7.76%          (a)             7,260,420
                                                                                          ---------------
                                                                                               73,648,116
                                                                                          ---------------
                 CAPITAL MARKETS - 1.5%
         248,781 Deutsche Bank Contingent Capital Trust
                    III...................................       7.60%          (a)             6,888,746
         248,560 Deutsche Bank Contingent Capital Trust V        8.05%          (a)             7,006,906
                                                                                          ---------------
                                                                                               13,895,652
                                                                                          ---------------
                 CONSUMER FINANCE - 0.9%
         299,615 Ally Financial, Inc., Series A (b).......       8.50%          (a)             8,053,651
                                                                                          ---------------
                 DIVERSIFIED FINANCIAL SERVICES - 6.1%
         275,200 Citigroup Capital XIII (b)...............       7.88%       10/30/40           7,314,816
         254,061 Countrywide Capital IV ..................       6.75%       04/01/33           6,437,905
         262,452 Countrywide Capital V ...................       7.00%       11/01/36           6,758,139
         272,158 ING Groep NV ............................       7.20%          (a)             7,005,347
         270,806 Merrill Lynch Capital Trust III .........       7.38%       09/15/62           7,035,540
         261,687 Merrill Lynch Preferred Capital Trust III       7.00%          (a)             6,683,486
         261,654 Merrill Lynch Preferred Capital Trust IV        7.12%          (a)             6,729,741
         268,660 Merrill Lynch Preferred Capital Trust V,
                    Series F .............................       7.28%          (a)             6,931,428
                                                                                          ---------------
                                                                                               54,896,402
                                                                                          ---------------
                 MARINE - 1.0%
         333,741 Seaspan Corp., Series C .................       9.50%          (a)             8,927,572
                                                                                          ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 2.6%
         290,455 Colony Financial, Inc., Series A ........       8.50%          (a)             7,633,157
         289,175 FelCor Lodging Trust, Inc., Series A ....       1.95%          (a)             7,385,530
         325,824 NorthStar Realty Finance Corp., Series B        8.25%          (a)             8,106,501
                                                                                          ---------------
                                                                                               23,125,188
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES .................................         182,546,581
                 (Cost $185,220,827)                                                      ---------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


    SHARES/
     UNITS                                    DESCRIPTION                                      VALUE
---------------- ----------------------------------------------------------------------   ---------------
MASTER LIMITED PARTNERSHIPS - 17.6%
                 ENERGY EQUIPMENT & SERVICES - 0.7%
         300,286 Exterran Partners, L.P. ............................................     $     6,492,183
                                                                                          ---------------
                 MARINE - 0.9%
         814,679 Navios Maritime Partners, L.P. .....................................           8,285,286
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 16.0%
       1,035,038 Atlas Resource Partners, L.P. ......................................          11,074,907
         906,351 BreitBurn Energy Partners, L.P. ....................................           6,344,457
          72,768 Buckeye Partners, L.P. .............................................           5,505,627
       1,242,042 Capital Product Partners, L.P. .....................................           9,936,336
         394,619 Crestwood Midstream Partners, L.P. .................................           5,990,316
         112,285 DCP Midstream Partners, L.P. .......................................           5,101,108
         258,586 Dorchester Minerals, L.P. ..........................................           6,601,701
         155,750 Enbridge Energy Partners, L.P. .....................................           6,214,425
          86,892 Energy Transfer Partners, L.P. .....................................           5,647,980
         100,049 Enterprise Products Partners, L.P. .................................           3,613,770
         323,595 EV Energy Partners, L.P. ...........................................           6,235,676
         175,084 Holly Energy Partners, L.P. ........................................           5,236,762
         600,856 Legacy Reserves, L.P. ..............................................           6,867,784
         246,621 Martin Midstream Partners, L.P. ....................................           6,629,172
         552,283 Memorial Production Partners, L.P. .................................           8,057,809
         124,008 NuStar Energy, L.P. ................................................           7,161,462
         128,821 ONEOK Partners, L.P. ...............................................           5,105,176
          84,789 Plains All American Pipeline, L.P. .................................           4,351,371
         162,977 Regency Energy Partners, L.P. ......................................           3,911,448
         188,441 Teekay LNG Partners, L.P. ..........................................           8,102,963
         269,781 Teekay Offshore Partners, L.P. .....................................           7,227,433
         184,112 Transmontaigne Partners, L.P. ......................................           5,801,369
          49,575 Western Gas Partners, L.P. .........................................           3,621,454
                                                                                          ---------------
                                                                                              144,340,506
                                                                                          ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................         159,117,975
                 (Cost $193,885,421)                                                      ---------------

EXCHANGE-TRADED FUNDS - 19.9%

                 CAPITAL MARKETS* - 19.9%
       3,606,535 First Trust Tactical High Yield ETF ................................         179,208,724
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................         179,208,724
                 (Cost $177,709,874)                                                      ---------------

                 TOTAL INVESTMENTS - 99.7% ..........................................         899,984,766
                 (Cost $916,700,504) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% ............................           2,480,117
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $   902,464,883
                                                                                          ===============

---------------------------------------------------------------------

                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


      (a)   Perpetual maturity.

      (b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,534,265 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,250,003.

      *     Represents investment in affiliated funds.

---------------------------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts**...............  $   191,018,821  $ 191,018,821  $            --  $           --
Common Stocks**...............................      188,092,665    188,092,665               --              --
$25 Par Preferred Securities**................      182,546,581    182,546,581               --              --
Master Limited Partnerships**.................      159,117,975    159,117,975               --              --
Exchange-Traded Funds**.......................      179,208,724    179,208,724               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   899,984,766  $ 899,984,766  $            --  $           --
                                                ===============  =============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 39.6%
                 AIR FREIGHT & LOGISTICS - 0.4%
          12,421 Toll Holdings Ltd. (a) .............................................     $        59,167
                                                                                          ---------------
                 BANKS - 6.1%
         113,000 Agricultural Bank of China Ltd., Class H (a)........................              56,835
           2,304 Australia & New Zealand Banking Group Ltd. (a) .....................              59,950
         480,947 Banco de Chile (a) .................................................              55,950
       1,022,432 Banco Santander Chile ..............................................              51,130
         111,083 Bank of China Ltd., Class H (a) ....................................              62,348
           5,617 Bank of Queensland Ltd. (a) ........................................              55,338
           3,670 Barclays Africa Group Ltd. (a) .....................................              57,387
           5,714 Bendigo and Adelaide Bank Ltd. (a) .................................              59,414
          74,520 China Construction Bank Corp., Class H (a) .........................              60,676
             874 Commonwealth Bank of Australia (a) .................................              60,724
          81,986 Industrial & Commercial Bank of China Ltd., Class H (a) ............              59,866
             262 Komercni Banka AS (a) ..............................................              53,920
          24,500 Malayan Banking Bhd (a) ............................................              64,161
           2,378 Swedbank AB, A Shares (a) ..........................................              59,000
           2,227 Westpac Banking Corp. (a) ..........................................              59,897
                                                                                          ---------------
                                                                                                  876,596
                                                                                          ---------------
                 CAPITAL MARKETS - 0.4%
           1,383 IGM Financial, Inc.  ...............................................              55,127
                                                                                          ---------------
                 CHEMICALS - 0.3%
          29,400 PTT Global Chemical PCL ............................................              45,798
                                                                                          ---------------
                 CONSTRUCTION & ENGINEERING - 0.8%
           2,769 Galliford Try PLC (a) ..............................................              55,334
           2,151 NCC AB, Class B (a) ................................................              67,723
                                                                                          ---------------
                                                                                                  123,057
                                                                                          ---------------
                 DIVERSIFIED FINANCIAL SERVICES - 0.8%
           5,336 IG Group Holdings PLC (a) ..........................................              59,628
           2,907 Industrivarden AB, Class C (a) .....................................              50,460
                                                                                          ---------------
                                                                                                  110,088
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
           1,257 BCE, Inc. ..........................................................              57,646
                                                                                          ---------------
                 ELECTRIC UTILITIES - 6.1%
         117,908 AusNet Services (a) ................................................             127,384
           6,000 CLP Holdings Ltd. (a)...............................................              52,072
           1,269 Elia System Operator S.A./N.V. (a) .................................              59,093
           2,461 Emera, Inc. ........................................................              81,850
           2,656 Fortis, Inc. .......................................................              89,067
           5,167 Fortum OYJ (a) .....................................................             112,184
          77,728 Spark Infrastructure Group (a)......................................             134,637
           4,613 SSE PLC (a) ........................................................             116,557
          22,460 Terna Rete Elettrica Nazionale SpA (a) .............................             102,017
                                                                                          ---------------
                                                                                                  874,861
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
          64,677 WPG Holdings Ltd. (a) ..............................................     $        75,086
                                                                                          ---------------
                 HEALTH CARE PROVIDERS & SERVICES - 0.3%
          12,959 Primary Health Care Ltd. (a) .......................................              49,585
                                                                                          ---------------
                 INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 3.5%
           4,613 Capital Power Corp. ................................................             103,235
          12,129 Innergex Renewable Energy, Inc. ....................................             118,596
           9,567 Northland Power, Inc. ..............................................             125,908
          16,936 TransAlta Corp. ....................................................             153,354
                                                                                          ---------------
                                                                                                  501,093
                                                                                          ---------------
                 INSURANCE - 5.1%
          10,012 Amlin PLC (a) ......................................................              74,267
           2,197 AXA S.A. (a) .......................................................              50,625
           8,217 Catlin Group Ltd. (a) ..............................................              85,595
           3,363 CNP Assurances (a) .................................................              59,620
           2,972 Delta Lloyd N.V. (a) ...............................................              65,355
             610 Hannover Rueck SE (a) ..............................................              55,029
          13,298 Insurance Australia Group Ltd. (a) .................................              67,521
           4,757 Liberty Holdings Ltd. ..............................................              50,454
          21,290 MMI Holdings Ltd. (a) ..............................................              55,227
          16,826 Old Mutual PLC (a) .................................................              49,589
           1,056 Sampo OYJ, A Shares (a) ............................................              49,436
             225 Zurich Insurance Group AG (a) ......................................              70,313
                                                                                          ---------------
                                                                                                  733,031
                                                                                          ---------------
                 MEDIA - 1.7%
           3,284 Corus Entertainment, Inc., B Shares ................................              64,872
          10,834 SKY Network Television Ltd. (a) ....................................              50,862
          13,073 Television Broadcasts Ltd. .........................................              76,031
           7,787 UBM PLC (a) ........................................................              58,194
                                                                                          ---------------
                                                                                                  249,959
                                                                                          ---------------
                 MULTI-UTILITIES - 5.0%
           8,872 AGL Energy Ltd. ....................................................              96,768
           1,672 Canadian Utilities Ltd., Class A ...................................              58,875
          27,840 Centrica PLC (a) ...................................................             120,587
          72,204 DUET Group (a) .....................................................             141,922
           9,139 GDF Suez (a) .......................................................             213,113
           6,809 National Grid PLC (a) ..............................................              96,615
                                                                                          ---------------
                                                                                                  727,880
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 5.0%
           6,036 Exxaro Resources Ltd. (a) ..........................................              53,873
           2,514 Husky Energy, Inc. .................................................              59,507
           2,077 OMV AG (a) .........................................................              55,151
          17,740 Permian Basin Royalty Trust ........................................             169,417
           3,606 Sabine Royalty Trust ...............................................             129,023
           9,372 San Juan Basin Royalty Trust .......................................             133,551
           3,676 Statoil ASA (a) ....................................................              64,723

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           1,091 Total S.A. (a) .....................................................     $        55,894
                                                                                          ---------------
                                                                                                  721,139
                                                                                          ---------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
           4,188 Lend Lease Group (a) ...............................................              55,779
                                                                                          ---------------
                 TRADING COMPANIES & DISTRIBUTORS - 0.3%
           2,006 Russel Metals, Inc. ................................................              44,720
                                                                                          ---------------
                 WATER UTILITIES - 1.8%
           5,672 Pennon Group PLC (a) ...............................................              81,034
           2,751 Severn Trent PLC (a) ...............................................              85,802
           6,498 United Utilities Group PLC (a)......................................              92,297
                                                                                          ---------------
                                                                                                  259,133
                                                                                          ---------------
                 WIRELESS TELECOMMUNICATION SERVICES - 0.7%
           2,784 MTN Group Ltd. (a) .................................................              52,959
           1,284 Rogers Communications, Inc. ........................................              49,921
                                                                                          ---------------
                                                                                                  102,880
                                                                                          ---------------
                 TOTAL COMMON STOCKS ................................................           5,722,625
                 (Cost $5,951,416)                                                        ---------------

REAL ESTATE INVESTMENT TRUSTS - 20.0%

                 DIVERSIFIED REITS - 6.6%
           9,365 Artis Real Estate Investment Trust .................................             114,302
           8,732 Cominar Real Estate Investment Trust ...............................             139,871
          45,690 Growthpoint Properties Ltd. (a) ....................................             108,559
           5,739 H&R Real Estate Investment Trust ...................................             107,341
         254,000 Hui Xian Real Estate Investment Trust (a) ..........................             142,065
         147,848 Redefine Properties Ltd. (a) .......................................             136,751
          30,596 Stockland (a) ......................................................             102,248
          66,000 Suntec Real Estate Investment Trust (a) ............................              97,635
                                                                                          ---------------
                                                                                                  948,772
                                                                                          ---------------
                 INDUSTRIAL REITS - 3.3%
          68,000 Ascendas Real Estate Investment Trust (a) ..........................             121,975
          51,180 BWP Trust (a) ......................................................             116,123
         113,000 Mapletree Industrial Trust (a) .....................................             126,433
         134,000 Mapletree Logistics Trust (a) ......................................             119,645
                                                                                          ---------------
                                                                                                  484,176
                                                                                          ---------------
                 OFFICE REITS - 3.4%
         172,070 Cromwell Property Group (a) ........................................             144,087
           6,312 Dream Office Real Estate Investment Trust ..........................             136,639
          32,785 Investa Office Fund (a) ............................................              96,789
         126,000 Keppel REIT (a) ....................................................             115,722
                                                                                          ---------------
                                                                                                  493,237
                                                                                          ---------------
                 RETAIL REITS - 6.7%
           4,380 Calloway Real Estate Investment Trust ..............................             102,921

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
                 RETAIL REITS (CONTINUED)
          68,000 CapitaMall Trust (a) ...............................................     $       104,405
          35,995 Charter Hall Retail REIT (a) .......................................             120,404
           2,212 Eurocommercial Properties N.V. (a) .................................              93,984
          46,406 Federation Centres (a) .............................................             108,045
          95,000 Mapletree Commercial Trust (a) .....................................             101,096
           5,652 Mercialys S.A. .....................................................             126,081
          67,711 Novion Property Group (a) ..........................................             116,383
           4,216 RioCan Real Estate Investment Trust ................................              95,911
                                                                                          ---------------
                                                                                                  969,230
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           2,895,415
                 (Cost $2,951,517)                                                        ---------------

                                                               STATED         STATED
    SHARES                      DESCRIPTION                     RATE         MATURITY          VALUE
---------------- -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 12.0%
                 BANKS - 4.3%
           4,896 Bank of Montreal, Series 13 .............       4.50%          (b)               108,683
           4,864 Bank of Nova Scotia, Series 15 ..........       4.50%          (b)               109,312
           4,260 Royal Bank of Canada, Series AJ (c)......       3.52%          (b)                94,382
           4,784 Royal Bank of Canada, Series AL (c)......       4.26%          (b)               109,326
           3,557 Royal Bank of Canada, Series AZ (c)......       4.00%          (b)                78,653
           5,536 Royal Bank of Canada, Series W ..........       4.90%          (b)               120,746
                                                                                          ---------------
                                                                                                  621,102
                                                                                          ---------------
                 INSURANCE - 1.7%
           5,803 Manulife Financial Corp., Series 2 ......       4.65%          (b)               122,424
           5,794 Sun Life Financial, Inc., Series 1 ......       4.75%          (b)               124,627
                                                                                          ---------------
                                                                                                  247,051
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 5.1%
           4,827 Enbridge, Inc., Series P (c).............       4.00%          (b)                98,177
           4,825 Enbridge, Inc., Series R (c).............       4.00%          (b)                97,721
           6,178 Husky Energy, Inc., Series 1 (c).........       4.45%          (b)               115,392
           8,162 TransCanada Corp., Series 3 (c)..........       4.00%          (b)               125,893
           6,653 TransCanada Corp., Series 5 (c)..........       4.40%          (b)               123,291
           4,472 TransCanada Corp., Series 7 (c)..........       4.00%          (b)                97,308
           3,650 TransCanada Corp., Series 9 (c)..........       4.25%          (b)                79,893
                                                                                          ---------------
                                                                                                  737,675
                                                                                          ---------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
           5,767 Brookfield Asset Management, Inc., Series
                    B 24 (c)..............................       5.40%          (b)               125,585
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES .................................           1,731,413
                 (Cost $1,829,241)                                                        ---------------

                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




                                                               STATED         STATED
    SHARES                      DESCRIPTION                     RATE         MATURITY          VALUE
---------------- -----------------------------------------  -------------  -------------  ---------------
$75 PAR PREFERRED SECURITIES - 1.3%
                 INDUSTRIAL CONGLOMERATES - 1.3%
         109,550 San Miguel Corp., Series 2A (c)..........       7.50%          (b)       $       185,144
                                                                                          ---------------
                 TOTAL $75 PAR PREFERRED SECURITIES .................................             185,144
                 (Cost $186,744)                                                          ---------------

$100 PAR PREFERRED SECURITIES - 3.3%

                 BANKS - 3.3%
           1,164 Australia & New Zealand Banking Group
                    Ltd., Series CPS3 (d).................       5.74%       09/01/19              96,910
           1,251 Commonwealth Bank of Australia, Series VI
                    (d)...................................       6.55%          (b)               105,604
           1,224  National Australia Bank Ltd., Series CPS
                    (a) (d)...............................       5.98%       03/22/21             100,727
             926 National Australia Bank Ltd., Series CPS2
                    (a) (d)...............................       6.00%          (b)                75,232
           1,211 Westpac Banking Corp. (d)................       5.92%          (b)                99,064
                                                                                          ---------------
                 TOTAL $100 PAR PREFERRED SECURITIES ................................             477,537
                 (Cost $537,290)                                                          ---------------

OTHER PREFERRED SECURITIES - 3.6%

                 BANKS - 3.6%
          78,155 Lloyds Banking Group PLC ................       9.25%          (b)               170,233
          80,146 National Westminster Bank PLC, Series A         9.00%          (b)               171,447
          24,825 Standard Bank Group Ltd. (a) (c).........       6.48%          (b)               180,616
                                                                                          ---------------
                 TOTAL OTHER PREFERRED SECURITIES ...................................             522,296
                 (Cost $577,459)                                                          ---------------

     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------

EXCHANGE-TRADED FUNDS - 20.0%

                 CAPITAL MARKETS - 20.0%
          26,314 iShares JP Morgan USD Emerging Markets Bond ETF ....................           2,886,909
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................           2,886,909
                 (Cost $2,925,235)                                                        ---------------

                 TOTAL INVESTMENTS - 99.8% ..........................................          14,421,339
                 (Cost $14,958,902) (e)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................              22,306
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $    14,443,645
                                                                                          ===============

---------------------------------------------------------------------

      (a) This security is fair valued by the Advisor's Pricing Committee in accordance with the procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such amounted to $6,336,699 or 43.9% of net assets.

      (b)   Perpetual maturity.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


      (c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

      (d) Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2014.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $407,402 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $944,965.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Air Freight & Logistics ..................  $        59,167  $          --  $        59,167  $           --
    Banks ....................................          876,596         51,130          825,466              --
    Capital Markets ..........................           55,127         55,127               --              --
    Chemicals ................................           45,798         45,798               --              --
    Construction & Engineering ...............          123,057             --          123,057              --
    Diversified Financial Services ...........          110,088             --          110,088              --
    Diversified Telecommunication Services....           57,646         57,646               --              --
    Electric Utilities .......................          874,861        170,917          703,944              --
    Electronic Equipment, Instruments &
      Components..............................           75,086             --           75,086              --
    Health Care Providers & Services .........           49,585             --           49,585              --
    Independent Power and Renewable
      Electricity Producers...................          501,093        501,093               --              --
    Insurance ................................          733,031         50,454          682,577              --
    Media ....................................          249,959        140,903          109,056              --
    Multi-Utilities ..........................          727,880        155,643          572,237              --
    Oil, Gas & Consumable Fuels ..............          721,139        491,498          229,641              --
    Real Estate Management & Development......           55,779             --           55,779              --
    Trading Companies & Distributors..........           44,720         44,720               --              --
    Water Utilities...........................          259,133             --          259,133              --
    Wireless Telecommunication Services.......          102,880         49,921           52,959              --
                                                ---------------  -------------  ---------------  --------------
    Total Common Stocks                               5,722,625      1,814,850        3,907,775              --
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Diversified REITs.........................          948,772        361,514          587,258              --
    Industrial REITs..........................          484,176             --          484,176              --
    Office REITs..............................          493,237        136,639          356,598              --
    Retail REITs..............................          969,230        324,913          644,317              --
                                                ---------------  -------------  ---------------  --------------
    Total Real Estate Investment Trusts               2,895,415        823,066        2,072,349              --
                                                ---------------  -------------  ---------------  --------------
$25 Par Preferred Securities*.................        1,731,413      1,731,413               --              --
$75 Par Preferred Securities*.................          185,144        185,144               --              --
$100 Par Preferred Securities*................          477,537        301,578          175,959              --
Other Preferred Securities*...................          522,296        341,680          180,616              --
Exchange-Traded Funds*........................        2,886,909      2,886,909               --              --
                                                ---------------  -------------  ---------------  --------------

Total Investments.............................  $    14,421,339  $   8,084,640  $     6,336,699  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred investments valued at $4,065,194 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014, that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and The NASDAQ(R) Stock Market close on December 31, 2014, exceeding a certain threshold. See Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 100.9%
                 AEROSPACE & DEFENSE - 2.6%
             614 Boeing (The) Co. ...................................................     $        79,808
             149 Huntington Ingalls Industries, Inc. ................................              16,756
              72 United Technologies Corp. ..........................................               8,280
                                                                                          ---------------
                                                                                                  104,844
                                                                                          ---------------
                 AIR FREIGHT & LOGISTICS - 2.1%
             792 United Parcel Service, Inc., Class B (b) ...........................              88,047
                                                                                          ---------------
                 AIRLINES - 0.9%
             148 Alaska Air Group, Inc. .............................................               8,845
              82 Copa Holdings S.A., Class A ........................................               8,498
             414 Delta Air Lines, Inc. ..............................................              20,365
                                                                                          ---------------
                                                                                                   37,708
                                                                                          ---------------
                 AUTO COMPONENTS - 0.2%
             394 Dana Holding Corp. .................................................               8,566
                                                                                          ---------------
                 AUTOMOBILES - 0.2%
             153 Thor Industries, Inc. ..............................................               8,548
                                                                                          ---------------
                 BANKS - 6.5%
           1,945 Bank of America Corp. (b) ..........................................              34,796
             141 Bank of Hawaii Corp. ...............................................               8,363
             189 CIT Group, Inc. ....................................................               9,040
             538 Citigroup, Inc. ....................................................              29,111
           1,040 Commerce Bancshares, Inc. ..........................................              45,230
           1,295 JPMorgan Chase & Co. (b) ...........................................              81,041
             301 PacWest Bancorp ....................................................              13,683
              67 Signature Bank (a)..................................................               8,439
           1,585 Umpqua Holdings Corp. ..............................................              26,961
             296 Zions Bancorporation ...............................................               8,439
                                                                                          ---------------
                                                                                                  265,103
                                                                                          ---------------
                 BEVERAGES - 2.8%
             969 Coca-Cola (The) Co. (b) ............................................              40,911
              76 Monster Beverage Corp. (a)..........................................               8,235
             686 PepsiCo, Inc. (b) ..................................................              64,868
                                                                                          ---------------
                                                                                                  114,014
                                                                                          ---------------
                 BIOTECHNOLOGY - 2.1%
             175 Amgen, Inc. ........................................................              27,876
              24 Biogen Idec, Inc. (a)...............................................               8,147
             141 Celgene Corp. (a)...................................................              15,772
             385 Gilead Sciences, Inc. (a)...........................................              36,290
                                                                                          ---------------
                                                                                                   88,085
                                                                                          ---------------
                 CAPITAL MARKETS - 0.2%
             218 Morgan Stanley .....................................................               8,458
                                                                                          ---------------
                 CHEMICALS - 1.5%
             501 Dow Chemical Co. (b) ...............................................              22,851
             303 EI du Pont de Nemours & Co. ........................................              22,404

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 CHEMICALS (CONTINUED)
              68 Monsanto Co. .......................................................     $         8,124
             132 Scotts Miracle-Gro (The) Co., Class A ..............................               8,226
                                                                                          ---------------
                                                                                                   61,605
                                                                                          ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 0.8%
             951 Covanta Holding Corp. ..............................................              20,931
             426 Rollins, Inc. ......................................................              14,101
                                                                                          ---------------
                                                                                                   35,032
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 2.3%
           1,364 Cisco Systems, Inc. (b) ............................................              37,940
              78 F5 Networks, Inc. (a)...............................................              10,176
             615 QUALCOMM, Inc. (b) .................................................              45,713
                                                                                          ---------------
                                                                                                   93,829
                                                                                          ---------------
                 CONSUMER FINANCE - 0.3%
           1,144 SLM Corp. ..........................................................              11,657
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 1.5%
             294 Berry Plastics Group, Inc. (a)......................................               9,276
             634 Graphic Packaging Holding Co. (a)...................................               8,635
             967 Sonoco Products Co. ................................................              42,258
                                                                                          ---------------
                                                                                                   60,169
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
           2,205 Verizon Communications, Inc. (b) ...................................             103,150
                                                                                          ---------------
                 ELECTRIC UTILITIES - 0.2%
              99 Duke Energy Corp. ..................................................               8,270
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 2.1%
             409 Diamond Offshore Drilling, Inc. ....................................              15,015
             186 Schlumberger Ltd. ..................................................              15,886
             454 Superior Energy Services, Inc. .....................................               9,148
           2,436 Transocean Ltd. ....................................................              44,652
                                                                                          ---------------
                                                                                                   84,701
                                                                                          ---------------
                 FOOD & STAPLES RETAILING - 4.0%
              58 Costco Wholesale Corp. .............................................               8,222
             375 CVS Health Corp. ...................................................              36,116
           1,188 Wal-Mart Stores, Inc. (b) ..........................................             102,025
             245 Walgreens Boots Alliance, Inc. .....................................              18,669
                                                                                          ---------------
                                                                                                  165,032
                                                                                          ---------------
                 FOOD PRODUCTS - 1.6%
             275 Bunge Ltd. .........................................................              25,000
             925 Flowers Foods, Inc. ................................................              17,751
             153 Ingredion, Inc. ....................................................              12,981
             237 Pinnacle Foods, Inc. ...............................................               8,366
                                                                                          ---------------
                                                                                                   64,098
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
             707 Abbott Laboratories ................................................     $        31,829
              55 IDEXX Laboratories, Inc. (a)........................................               8,155
             222 Medtronic PLC ......................................................              16,028
              94 Sirona Dental Systems, Inc. (a).....................................               8,213
                                                                                          ---------------
                                                                                                   64,225
                                                                                          ---------------
                 HEALTH CARE PROVIDERS & SERVICES - 2.4%
             370 Express Scripts Holding Co. (a).....................................              31,328
             187 Health Net, Inc. (a)................................................              10,010
             584 UnitedHealth Group, Inc. ...........................................              59,037
                                                                                          ---------------
                                                                                                  100,375
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 4.4%
             220 Brinker International, Inc. ........................................              12,912
             168 Choice Hotels International, Inc. ..................................               9,411
             100 Cracker Barrel Old Country Store, Inc. .............................              14,076
              87 Domino's Pizza, Inc. ...............................................               8,193
             254 Las Vegas Sands Corp. ..............................................              14,773
             738 McDonald's Corp. (b) ...............................................              69,151
             232 Restaurant Brands International, Inc. (a)...........................               9,057
               2 Restaurant Brands International, L.P. (a)...........................                  75
             755 SeaWorld Entertainment, Inc. .......................................              13,514
             679 Six Flags Entertainment Corp. ......................................              29,299
                                                                                          ---------------
                                                                                                  180,461
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 1.1%
              16 NVR, Inc. (a).......................................................              20,405
             557 PulteGroup, Inc. ...................................................              11,953
             178 Tupperware Brands Corp. ............................................              11,214
                                                                                          ---------------
                                                                                                   43,572
                                                                                          ---------------
                 HOUSEHOLD PRODUCTS - 4.0%
             456 Church & Dwight Co., Inc. ..........................................              35,937
             520 Colgate-Palmolive Co. ..............................................              35,979
             937 Procter & Gamble (The) Co. (b) .....................................              85,351
              88 Spectrum Brands Holdings, Inc. .....................................               8,420
                                                                                          ---------------
                                                                                                  165,687
                                                                                          ---------------
                 INDUSTRIAL CONGLOMERATES - 3.8%
             335 3M Co. .............................................................              55,047
           4,029 General Electric Co. (b) ...........................................             101,813
                                                                                          ---------------
                                                                                                  156,860
                                                                                          ---------------
                 INSURANCE - 0.4%
             275 American International Group, Inc. .................................              15,403
                                                                                          ---------------
                 INTERNET & CATALOG RETAIL - 0.8%
              36 Amazon.com, Inc. (a)................................................              11,173
             446 Liberty Interactive Corp. (a).......................................              13,121

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 INTERNET & CATALOG RETAIL (CONTINUED)
               7 Priceline Group (The), Inc. (a).....................................     $         7,981
                                                                                          ---------------
                                                                                                   32,275
                                                                                          ---------------
                 INTERNET SOFTWARE & SERVICES - 1.8%
             147 eBay, Inc. (a)......................................................               8,250
             106 Equinix, Inc. ......................................................              24,033
             294 Facebook, Inc., Class A (a).........................................              22,938
              32 Google, Inc., Class A (a)...........................................              16,981
                                                                                          ---------------
                                                                                                   72,202
                                                                                          ---------------
                 IT SERVICES - 4.0%
             345 Accenture PLC, Class A (b) .........................................              30,812
             474 Booz Allen Hamilton Holding Corp. ..................................              12,575
             221 DST Systems, Inc. (b) ..............................................              20,807
             198 International Business Machines Corp. ..............................              31,767
             208 MasterCard, Inc., Class A ..........................................              17,921
             187 Visa, Inc., Class A ................................................              49,032
                                                                                          ---------------
                                                                                                  162,914
                                                                                          ---------------
                 LEISURE PRODUCTS - 0.3%
              94 Polaris Industries, Inc. ...........................................              14,217
                                                                                          ---------------
                 MACHINERY - 0.6%
             740 Allison Transmission Holdings, Inc. ................................              25,086
                                                                                          ---------------
                 MEDIA - 1.6%
             176 Comcast Corp., Class A .............................................              10,210
           1,545 Liberty Media Corp. (a).............................................              54,121
                                                                                          ---------------
                                                                                                   64,331
                                                                                          ---------------
                 METALS & MINING - 0.4%
             250 Royal Gold, Inc. ...................................................              15,675
                                                                                          ---------------
                 MULTILINE RETAIL - 0.2%
             204 Big Lots, Inc. .....................................................               8,164
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 7.2%
             950 Chesapeake Energy Corp. ............................................              18,591
             517 Chevron Corp. ......................................................              57,997
             604 CVR Energy, Inc. (b)................................................              23,381
           2,798 Denbury Resources, Inc. ............................................              22,748
             238 Energen Corp. ......................................................              15,175
           1,148 Exxon Mobil Corp. (b) ..............................................             106,133
             261 HollyFrontier Corp. ................................................               9,782
             248 Kinder Morgan, Inc. ................................................              10,493
             179 Occidental Petroleum Corp. .........................................              14,429
           1,048 Peabody Energy Corp. ...............................................               8,112
             115 Tesoro Corp. .......................................................               8,550
                                                                                          ---------------
                                                                                                  295,391
                                                                                          ---------------
                 PHARMACEUTICALS - 8.8%
             880 AbbVie, Inc. .......................................................              57,587

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 PHARMACEUTICALS (CONTINUED)
             536 Bristol-Myers Squibb Co. ...........................................     $        31,640
             958 Johnson & Johnson (b) ..............................................             100,178
           1,697 Merck & Co., Inc. (b) ..............................................              96,373
           2,467 Pfizer, Inc. .......................................................              76,847
                                                                                          ---------------
                                                                                                  362,625
                                                                                          ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 1.2%
           1,174 Equity One, Inc. ...................................................              29,773
             456 LaSalle Hotel Properties ...........................................              18,454
                                                                                          ---------------
                                                                                                   48,227
                                                                                          ---------------
                 ROAD & RAIL - 1.0%
             143 Landstar System, Inc. ..............................................              10,372
             261 Union Pacific Corp. ................................................              31,093
                                                                                          ---------------
                                                                                                   41,465
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
           1,890 Intel Corp. (b) ....................................................              68,588
           1,882 Texas Instruments, Inc. (b) ........................................             100,621
                                                                                          ---------------
                                                                                                  169,209
                                                                                          ---------------
                 SOFTWARE - 3.9%
             239 Aspen Technology, Inc. (a)..........................................               8,370
             228 FactSet Research Systems, Inc. .....................................              32,091
           1,606 Microsoft Corp. (b) ................................................              74,599
             965 Oracle Corp. (b) ...................................................              43,396
                                                                                          ---------------
                                                                                                  158,456
                                                                                          ---------------
                 SPECIALTY RETAIL - 2.7%
             244 GameStop Corp. .....................................................               8,247
             675 Home Depot (The), Inc. .............................................              70,855
             231 Lowe's Cos., Inc. ..................................................              15,893
             245 Murphy USA, Inc. (a)................................................              16,870
                                                                                          ---------------
                                                                                                  111,865
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.7%
           1,379 Apple, Inc. (b) ....................................................             152,214
           1,432 EMC Corp. ..........................................................              42,588
             425 Hewlett-Packard Co. (b) ............................................              17,055
             307 Lexmark International, Inc., Class A ...............................              12,670
             125 Seagate Technology PLC .............................................               8,312
                                                                                          ---------------
                                                                                                  232,839
                                                                                          ---------------
                 THRIFTS & MORTGAGE FINANCE - 0.2%
             273 Nationstar Mortgage Holdings, Inc. (a)..............................               7,696
                                                                                          ---------------
                 TOBACCO - 4.0%
           2,037 Altria Group, Inc. .................................................             100,363
             785 Philip Morris International, Inc. (b) ..............................              63,938
                                                                                          ---------------
                                                                                                  164,301
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 TRADING COMPANIES & DISTRIBUTORS - 0.3%
             118 Watsco, Inc. .......................................................     $        12,626
                                                                                          ---------------

                 TOTAL INVESTMENTS - 100.9% .........................................           4,137,063
                 (Cost $3,934,482) (c)                                                    ---------------



   NUMBER OF
   CONTRACTS                                    DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (1.2%)
                 S&P 500 Index Calls
               2 @ $1,980.00 due January 2015 .......................................             (17,400)
               3 @  2,075.00 due January 2015 .......................................              (4,770)
               3 @  2,050.00 due February 2015 ......................................             (14,700)
               3 @  2,075.00 due February 2015 ......................................             (10,110)
               1 @  2,100.00 due February 2015 ......................................              (2,180)
                                                                                                       --
                                                                                          ---------------
                 TOTAL CALL OPTIONS WRITTEN .........................................             (49,160)
                 (Premiums received $39,814)                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 0.3% ............................              10,826
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $     4,098,729
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) All or a portion of this security is pledged to cover index call options written.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $234,682 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,101.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     4,137,063  $   4,137,063  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $       (49,160) $     (49,160) $            --  $           --
                                                ===============  =============  ===============  ==============

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December, 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 100.5%
                 AEROSPACE & DEFENSE - 2.5%
             454 Boeing (The) Co. ...................................................     $        59,011
             110 Huntington Ingalls Industries, Inc. ................................              12,371
              53 United Technologies Corp. ..........................................               6,095
                                                                                          ---------------
                                                                                                   77,477
                                                                                          ---------------
                 AIR FREIGHT & LOGISTICS - 2.1%
             586 United Parcel Service, Inc., Class B (b)............................              65,146
                                                                                          ---------------
                 AIRLINES - 0.9%
             109 Alaska Air Group, Inc. .............................................               6,514
              61 Copa Holdings S.A., Class A ........................................               6,322
             306 Delta Air Lines, Inc. ..............................................              15,052
                                                                                          ---------------
                                                                                                   27,888
                                                                                          ---------------
                 AUTO COMPONENTS - 0.2%
             291 Dana Holding Corp. .................................................               6,326
                                                                                          ---------------
                 AUTOMOBILES - 0.2%
             114 Thor Industries, Inc. ..............................................               6,369
                                                                                          ---------------
                 BANKS - 6.4%
           1,438 Bank of America Corp. (b) ..........................................              25,726
             104 Bank of Hawaii Corp. ...............................................               6,168
             140 CIT Group, Inc. ....................................................               6,696
             398 Citigroup, Inc. ....................................................              21,536
             769 Commerce Bancshares, Inc. ..........................................              33,444
             958 JPMorgan Chase & Co. ...............................................              59,952
             223 PacWest Bancorp ....................................................              10,137
              50 Signature Bank (a)..................................................               6,298
           1,172 Umpqua Holdings Corp. ..............................................              19,936
             219 Zions Bancorporation ...............................................               6,244
                                                                                          ---------------
                                                                                                  196,137
                                                                                          ---------------
                 BEVERAGES - 2.8%
             717 Coca-Cola (The) Co. (b) ............................................              30,272
              57 Monster Beverage Corp. (a)..........................................               6,176
             507 PepsiCo, Inc. (b) ..................................................              47,942
                                                                                          ---------------
                                                                                                   84,390
                                                                                          ---------------
                 BIOTECHNOLOGY - 2.1%
             129 Amgen, Inc. ........................................................              20,548
              18 Biogen Idec, Inc. (a)...............................................               6,110
             104 Celgene Corp. (a)...................................................              11,634
             284 Gilead Sciences, Inc. (a)...........................................              26,770
                                                                                          ---------------
                                                                                                   65,062
                                                                                          ---------------
                 CAPITAL MARKETS - 0.2%
             161 Morgan Stanley (b) .................................................               6,247
                                                                                          ---------------
                 CHEMICALS - 1.5%
             370 Dow Chemical Co. (b)................................................              16,876
             224 EI du Pont de Nemours & Co. ........................................              16,563

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 CHEMICALS (CONTINUED)
              50 Monsanto Co. .......................................................     $         5,973
              97 Scotts Miracle-Gro (The) Co., Class A ..............................               6,045
                                                                                          ---------------
                                                                                                   45,457
                                                                                          ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 0.8%
             703 Covanta Holding Corp. (b) ..........................................              15,473
             315 Rollins, Inc. ......................................................              10,427
                                                                                          ---------------
                                                                                                   25,900
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 2.3%
           1,009 Cisco Systems, Inc. (b) ............................................              28,065
              58 F5 Networks, Inc. (a)...............................................               7,567
             455 QUALCOMM, Inc. (b) .................................................              33,820
                                                                                          ---------------
                                                                                                   69,452
                                                                                          ---------------
                 CONSUMER FINANCE - 0.3%
             846 SLM Corp. ..........................................................               8,621
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 1.5%
             217 Berry Plastics Group, Inc. (a)......................................               6,846
             469 Graphic Packaging Holding Co. (a)...................................               6,388
             715 Sonoco Products Co. ................................................              31,246
                                                                                          ---------------
                                                                                                   44,480
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
           1,630 Verizon Communications, Inc. .......................................              76,251
                                                                                          ---------------
                 ELECTRIC UTILITIES - 0.2%
              73 Duke Energy Corp. ..................................................               6,098
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 2.1%
             303 Diamond Offshore Drilling, Inc. ....................................              11,123
             138 Schlumberger Ltd. ..................................................              11,787
             335 Superior Energy Services, Inc. .....................................               6,750
           1,801 Transocean Ltd. ....................................................              33,012
                                                                                          ---------------
                                                                                                   62,672
                                                                                          ---------------
                 FOOD & STAPLES RETAILING - 4.0%
              43 Costco Wholesale Corp. .............................................               6,095
             277 CVS Health Corp. ...................................................              26,678
             878 Wal-Mart Stores, Inc. (b) ..........................................              75,403
             181 Walgreens Boots Alliance, Inc. .....................................              13,792
                                                                                          ---------------
                                                                                                  121,968
                                                                                          ---------------
                 FOOD PRODUCTS - 1.6%
             203 Bunge Ltd. .........................................................              18,455
             684 Flowers Foods, Inc. ................................................              13,126
             113 Ingredion, Inc. ....................................................               9,587
             175 Pinnacle Foods, Inc. ...............................................               6,177
                                                                                          ---------------
                                                                                                   47,345
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




    SHARES/
     UNITS                                      DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
             523 Abbott Laboratories (b) ............................................     $        23,545
              41 IDEXX Laboratories, Inc. (a)........................................               6,079
             165 Medtronic PLC ......................................................              11,913
              70 Sirona Dental Systems, Inc. (a).....................................               6,116
                                                                                          ---------------
                                                                                                   47,653
                                                                                          ---------------
                 HEALTH CARE PROVIDERS & SERVICES - 2.4%
             273 Express Scripts Holding Co. (a).....................................              23,115
             138 Health Net, Inc. (a)................................................               7,387
             432 UnitedHealth Group, Inc. ...........................................              43,671
                                                                                          ---------------
                                                                                                   74,173
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 4.4%
             163 Brinker International, Inc. ........................................               9,566
             124 Choice Hotels International, Inc. ..................................               6,947
              74 Cracker Barrel Old Country Store, Inc. .............................              10,416
              65 Domino's Pizza, Inc. ...............................................               6,121
             188 Las Vegas Sands Corp. ..............................................              10,934
             545 McDonald's Corp. (b) ...............................................              51,067
             172 Restaurant Brands International, Inc. (a)...........................               6,715
               1 Restaurant Brands International, L.P. (a)...........................                  38
             558 SeaWorld Entertainment, Inc. .......................................               9,988
             502 Six Flags Entertainment Corp. ......................................              21,661
                                                                                          ---------------
                                                                                                  133,453
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 1.1%
              12 NVR, Inc. (a).......................................................              15,304
             412 PulteGroup, Inc. ...................................................               8,841
             131 Tupperware Brands Corp. ............................................               8,253
                                                                                          ---------------
                                                                                                   32,398
                                                                                          ---------------
                 HOUSEHOLD PRODUCTS - 4.0%
             337 Church & Dwight Co., Inc. ..........................................              26,559
             385 Colgate-Palmolive Co. ..............................................              26,638
             693 Procter & Gamble (The) Co. (b) .....................................              63,126
              65 Spectrum Brands Holdings, Inc. .....................................               6,219
                                                                                          ---------------
                                                                                                  122,542
                                                                                          ---------------
                 INDUSTRIAL CONGLOMERATES - 3.8%
             247 3M Co. .............................................................              40,587
           2,980 General Electric Co. (b) ...........................................              75,305
                                                                                          ---------------
                                                                                                  115,892
                                                                                          ---------------
                 INSURANCE - 0.4%
             203 American International Group, Inc. .................................              11,370
                                                                                          ---------------
                 INTERNET & CATALOG RETAIL - 0.8%
              27 Amazon.com, Inc. (a)................................................               8,379
             330 Liberty Interactive Corp. (a).......................................               9,709

                                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 INTERNET & CATALOG RETAIL (CONTINUED)
               5 Priceline Group (The), Inc. (a).....................................     $         5,701
                                                                                          ---------------
                                                                                                   23,789
                                                                                          ---------------
                 INTERNET SOFTWARE & SERVICES - 1.7%
             109 eBay, Inc. (a)......................................................               6,117
              79 Equinix, Inc. ......................................................              17,912
             217 Facebook, Inc., Class A (a).........................................              16,930
              23 Google, Inc., Class A (a)...........................................              12,205
                                                                                          ---------------
                                                                                                   53,164
                                                                                          ---------------
                 IT SERVICES - 3.9%
             255 Accenture PLC, Class A (b) .........................................              22,774
             350 Booz Allen Hamilton Holding Corp. ..................................               9,285
             163 DST Systems, Inc. (b) ..............................................              15,346
             146 International Business Machines Corp. ..............................              23,424
             154 MasterCard, Inc., Class A ..........................................              13,269
             138 Visa, Inc., Class A ................................................              36,184
                                                                                          ---------------
                                                                                                  120,282
                                                                                          ---------------
                 LEISURE PRODUCTS - 0.3%
              70 Polaris Industries, Inc. ...........................................              10,587
                                                                                          ---------------
                 MACHINERY - 0.6%
             547 Allison Transmission Holdings, Inc. ................................              18,543
                                                                                          ---------------
                 MEDIA - 1.6%
             130 Comcast Corp., Class A .............................................               7,542
           1,142 Liberty Media Corp. (a).............................................              40,004
                                                                                          ---------------
                                                                                                   47,546
                                                                                          ---------------
                 METALS & MINING - 0.4%
             185 Royal Gold, Inc. ...................................................              11,600
                                                                                          ---------------
                 MULTILINE RETAIL - 0.2%
             151 Big Lots, Inc. .....................................................               6,043
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 7.2%
             703 Chesapeake Energy Corp. ............................................              13,758
             382 Chevron Corp. ......................................................              42,853
             447 CVR Energy, Inc. (b) ...............................................              17,303
           2,069 Denbury Resources, Inc. ............................................              16,821
             176 Energen Corp. ......................................................              11,222
             849 Exxon Mobil Corp. (b) ..............................................              78,490
             193 HollyFrontier Corp. ................................................               7,234
             183 Kinder Morgan, Inc. ................................................               7,743
             132 Occidental Petroleum Corp. .........................................              10,640
             775 Peabody Energy Corp. ...............................................               5,998
              85 Tesoro Corp. .......................................................               6,320
                                                                                          ---------------
                                                                                                  218,382
                                                                                          ---------------
                 PHARMACEUTICALS - 8.8%
             651 AbbVie, Inc. .......................................................              42,601

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 PHARMACEUTICALS (CONTINUED)
             396 Bristol-Myers Squibb Co. ...........................................     $        23,376
             709 Johnson & Johnson (b) ..............................................              74,140
           1,255 Merck & Co., Inc. (b) ..............................................              71,272
           1,824 Pfizer, Inc. (b) ...................................................              56,818
                                                                                          ---------------
                                                                                                  268,207
                                                                                          ---------------
                 REAL ESTATE INVESTMENT TRUSTS - 1.2%
             868 Equity One, Inc. ...................................................              22,012
             338 LaSalle Hotel Properties ...........................................              13,679
                                                                                          ---------------
                                                                                                   35,691
                                                                                          ---------------
                 ROAD & RAIL - 1.0%
             106 Landstar System, Inc. ..............................................               7,688
             193 Union Pacific Corp. ................................................              22,992
                                                                                          ---------------
                                                                                                   30,680
                                                                                          ---------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
           1,398 Intel Corp. (b) ....................................................              50,734
           1,392 Texas Instruments, Inc. (b) ........................................              74,423
                                                                                          ---------------
                                                                                                  125,157
                                                                                          ---------------
                 SOFTWARE - 3.9%
             177 Aspen Technology, Inc. (a)..........................................               6,198
             169 FactSet Research Systems, Inc. .....................................              23,787
           1,188 Microsoft Corp. (b) ................................................              55,183
             714 Oracle Corp. (b) ...................................................              32,108
                                                                                          ---------------
                                                                                                  117,276
                                                                                          ---------------
                 SPECIALTY RETAIL - 2.7%
             181 GameStop Corp. .....................................................               6,118
             499 Home Depot (The), Inc. .............................................              52,380
             171 Lowe's Cos., Inc. ..................................................              11,765
             181 Murphy USA, Inc. (a)................................................              12,463
                                                                                          ---------------
                                                                                                   82,726
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.7%
           1,020 Apple, Inc. (b) ....................................................             112,587
           1,059 EMC Corp. ..........................................................              31,495
             314 Hewlett-Packard Co. (b) ............................................              12,601
             227 Lexmark International, Inc., Class A ...............................               9,368
              92 Seagate Technology PLC .............................................               6,118
                                                                                          ---------------
                                                                                                  172,169
                                                                                          ---------------
                 THRIFTS & MORTGAGE FINANCE - 0.2%
             202 Nationstar Mortgage Holdings, Inc. (a)..............................               5,694
                                                                                          ---------------
                 TOBACCO - 4.0%
           1,506 Altria Group, Inc. .................................................              74,201
             581 Philip Morris International, Inc. (b) ..............................              47,322
                                                                                          ---------------
                                                                                                  121,523
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 TRADING COMPANIES & DISTRIBUTORS - 0.3%
              87 Watsco, Inc. .......................................................     $         9,309
                                                                                          ---------------
                 TOTAL COMMON STOCKS ................................................           3,059,135
                 (Cost $2,917,360)                                                        ---------------

   NUMBER OF
   CONTRACTS                                    DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
PUT OPTIONS PURCHASED - 0.2%
                 S&P 500 Index Calls
               3 @ $1,800.00 due January 2015 .......................................                 597
               2 @  1,900.00 due March 2015 .........................................               5,000
                                                                                          ---------------
                 TOTAL PUT OPTIONS PURCHASED ........................................               5,597
                 (Cost $18,225)                                                           ---------------

                 TOTAL INVESTMENTS - 100.7% .........................................           3,064,732
                 (Cost $2,935,585) (c)                                                    ---------------

CALL OPTIONS WRITTEN - (0.9%)
                 S&P 500 Index Calls
               3 @ $2,075.00 due January 2015 .......................................              (4,770)
               2 @  2,050.00 due February 2015 ......................................              (9,800)
               3 @  2,075.00 due February 2015 ......................................             (10,110)
               1 @  2,100.00 due February 2015 ......................................              (2,180)
                                                                                          ---------------
                 TOTAL CALL OPTIONS WRITTEN .........................................             (26,860)
                 (Premiums received $28,863)                                              ---------------

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................               7,549
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $     3,045,421
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) All or a portion of this security is pledged to cover index call options written.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $170,866 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $41,719.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


---------------------------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,059,135  $   3,059,135  $            --  $           --
Put Options Purchased.........................            5,597          5,597               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     3,064,732  $   3,064,732  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                  12/31/2014        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $       (26,860) $     (26,860) $            --  $           --
                                                ===============  =============  ===============  ==============


*See Portfolio of Investments for industry breakout.

All transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 99.8%
                 AEROSPACE & DEFENSE - 6.2%
           2,258 Honeywell International, Inc. ......................................     $       225,619
           1,524 Northrop Grumman Corp. .............................................             224,622
           2,138 Raytheon Co. .......................................................             231,268
                                                                                          ---------------
                                                                                                  681,509
                                                                                          ---------------
                 BIOTECHNOLOGY - 2.0%
           1,342 Amgen, Inc. ........................................................             213,767
                                                                                          ---------------
                 CAPITAL MARKETS - 6.2%
           1,700 Ameriprise Financial, Inc. .........................................             224,825
             634 BlackRock, Inc. ....................................................             226,693
           1,182 Goldman Sachs Group, Inc. ..........................................             229,107
                                                                                          ---------------
                                                                                                  680,625
                                                                                          ---------------
                 CHEMICALS - 2.1%
             859 CF Industries Holdings, Inc. .......................................             234,112
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 4.2%
           8,225 Cisco Systems, Inc. ................................................             228,778
           3,111 QUALCOMM, Inc. .....................................................             231,241
                                                                                          ---------------
                                                                                                  460,019
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
           4,858 Verizon Communications, Inc. .......................................             227,257
                                                                                          ---------------
                 ENERGY EQUIPMENT & SERVICES - 6.1%
           3,179 Helmerich & Payne, Inc. ............................................             214,328
           3,406 National Oilwell Varco, Inc. .......................................             223,195
           2,610 Schlumberger Ltd. ..................................................             222,920
                                                                                          ---------------
                                                                                                  660,443
                                                                                          ---------------
                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
           3,061 Medtronic, Inc. ....................................................             221,004
                                                                                          ---------------
                 HEALTH CARE PROVIDERS & SERVICES - 6.2%
           1,785 Anthem, Inc. .......................................................             224,321
           1,559 Humana, Inc. .......................................................             223,919
           2,229 UnitedHealth Group, Inc. ...........................................             225,330
                                                                                          ---------------
                                                                                                  673,570
                                                                                          ---------------
                 INSURANCE - 23.0%
           1,991 ACE Ltd. ...........................................................             228,726
           3,733 Aflac, Inc. ........................................................             228,049
           3,780 American Financial Group, Inc. .....................................             229,521
           8,936 Assured Guaranty Ltd. ..............................................             232,247
           2,204 Chubb Corp. ........................................................             228,048
           2,014 PartnerRe Ltd. .....................................................             229,858
           4,333 Principal Financial Group, Inc. ....................................             225,056
           4,878 ProAssurance Corp. .................................................             220,242
           2,160 Travelers Cos., Inc. ...............................................             228,636
           6,496 Unum Group .........................................................             226,580

                                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)



     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 INSURANCE (CONTINUED)
           5,582 Validus Holdings Ltd. ..............................................     $       231,988
                                                                                          ---------------
                                                                                                2,508,951
                                                                                          ---------------
                 IT SERVICES - 4.2%
           2,524 Accenture PLC, Class A .............................................             225,418
          12,690 Western Union Co. ..................................................             227,278
                                                                                          ---------------
                                                                                                  452,696
                                                                                          ---------------
                 MACHINERY - 2.1%
           1,597 Cummins, Inc. ......................................................             230,240
                                                                                          ---------------
                 OIL, GAS & CONSUMABLE FUELS - 12.7%
           2,023 Chevron Corp. ......................................................             226,940
           6,117 HollyFrontier Corp. ................................................             229,265
           2,619 Marathon Petroleum Corp. ...........................................             236,391
           4,509 Murphy Oil Corp. ...................................................             227,795
           3,181 Phillips 66 ........................................................             228,078
           4,673 Valero Energy Corp. ................................................             231,313
                                                                                          ---------------
                                                                                                1,379,782
                                                                                          ---------------
                 PHARMACEUTICALS - 2.1%
           2,164 Johnson & Johnson ..................................................             226,289
                                                                                          ---------------
                 SOFTWARE - 8.2%
           7,388 CA, Inc. ...........................................................             224,965
           4,793 Microsoft Corp. ....................................................             222,635
           4,966 Oracle Corp. .......................................................             223,321
           8,845 Symantec Corp. .....................................................             226,918
                                                                                          ---------------
                                                                                                  897,839
                                                                                          ---------------
                 SPECIALTY RETAIL - 2.0%
           6,621 GameStop Corp. .....................................................             223,790
                                                                                          ---------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.2%
           2,043 Apple, Inc. ........................................................             225,506
           7,578 EMC Corp. ..........................................................             225,370
           3,339 Seagate Technology PLC .............................................             222,044
                                                                                          ---------------
                                                                                                  672,920
                                                                                          ---------------
                 TEXTILES, APPAREL & LUXURY GOODS - 2.2%
           6,260 Coach, Inc. ........................................................             235,126
                                                                                          ---------------
                 TOTAL INVESTMENTS - 99.8% ..........................................          10,879,939
                 (Cost $10,478,518) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................              16,609
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $    10,896,548
                                                                                          ===============

---------------------------------------------------------------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $698,222 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $296,801.

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    10,879,939  $  10,879,939  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
EXCHANGE-TRADED FUNDS - 100.0%
                 CAPITAL MARKETS* - 100.0%
       6,652,163 First Trust Consumer Discretionary AlphaDEX(R) Fund ................     $   238,147,435
       5,771,873 First Trust Consumer Staples AlphaDEX(R) Fund ......................         245,708,634
       3,940,801 First Trust Dow Jones Internet Index Fund (a).......................         241,649,917
       4,489,797 First Trust Health Care AlphaDEX(R) Fund (a)........................         270,689,861
       3,128,735 First Trust NYSE Arca Biotechnology Index Fund .....................         319,193,545
                                                                                          ---------------
                 TOTAL INVESTMENTS - 100.0% .........................................       1,315,389,392
                 (Cost $1,223,905,121) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% ............................             261,856
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $ 1,315,651,248
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,484,271 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                     LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014         PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  --------------  ---------------  --------------
Exchange-Traded Funds**.......................  $ 1,315,389,392  $1,315,389,392  $            --  $           --
                                                ===============  ==============  ===============  ==============


*Represents investments in affiliated funds.
**See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 99.9%
                 BANKS - 5.2%
          28,022 Associated Banc-Corp ...............................................     $       522,050
          30,507 First Financial Bancorp ............................................             567,125
          15,031 First Financial Corp. ..............................................             535,404
          40,016 FNB Corp. ..........................................................             533,013
          43,989 Fulton Financial Corp. .............................................             543,704
          50,389 Huntington Bancshares, Inc. ........................................             530,092
          12,183 Lakeland Financial Corp. ...........................................             529,595
          37,963 Old National Bancorp ...............................................             564,890
           6,197 Park National Corp. ................................................             548,311
          10,820 Wintrust Financial Corp. ...........................................             505,943
                                                                                          ---------------
                                                                                                5,380,127
                                                                                          ---------------
                 COMMERCIAL SERVICES & SUPPLIES - 6.1%
         128,361 CECO Environmental Corp. ...........................................           1,994,730
         151,633 Covanta Holding Corp. ..............................................           3,337,442
          78,337 Heritage-Crystal Clean, Inc. (a)....................................             965,895
                                                                                          ---------------
                                                                                                6,298,067
                                                                                          ---------------
                 CONSTRUCTION & ENGINEERING - 36.2%
          99,053 Argan, Inc. ........................................................           3,332,143
         234,858 Comfort Systems USA, Inc. ..........................................           4,020,769
         121,341 Dycom Industries, Inc. (a)..........................................           4,257,856
          78,580 EMCOR Group, Inc. ..................................................           3,496,024
         102,153 Granite Construction, Inc. .........................................           3,883,857
         142,155 MasTec, Inc. (a)....................................................           3,214,124
         135,587 MYR Group, Inc. (a).................................................           3,715,084
          75,588 Northwest Pipe Co. (a)..............................................           2,276,711
         136,352 Primoris Services Corp. ............................................           3,168,820
         108,791 Quanta Services, Inc. (a)...........................................           3,088,576
         127,165 Tutor Perini Corp. (a)..............................................           3,060,862
                                                                                          ---------------
                                                                                               37,514,826
                                                                                          ---------------
                 ELECTRICAL EQUIPMENT - 24.9%
          26,222 Acuity Brands, Inc. ................................................           3,672,915
         115,728 Babcock & Wilcox (The) Co. .........................................           3,506,558
          87,115 Encore Wire Corp. ..................................................           3,252,003
         275,403 Enphase Energy, Inc. (a)............................................           3,935,509
          80,943 Generac Holdings, Inc. (a)..........................................           3,784,895
         134,501 Global Power Equipment Group, Inc. .................................           1,857,459
          28,273 Hubbell, Inc., Class B .............................................           3,020,405
          52,287 Power Solutions International, Inc. (a).............................           2,698,532
                                                                                          ---------------
                                                                                               25,728,276
                                                                                          ---------------
                 MACHINERY - 27.5%
          52,996 American Railcar Industries, Inc. ..................................           2,729,294
         167,315 Douglas Dynamics, Inc. .............................................           3,585,561
         108,868 FreightCar America, Inc. ...........................................           2,864,317
         181,930 Global Brass & Copper Holdings, Inc. ...............................           2,394,199
          56,585 LB Foster Co., Class A .............................................           2,748,333
         383,864 Mueller Water Products, Inc., Class A ..............................           3,930,767


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 MACHINERY (CONTINUED)
          60,877 RBC Bearings, Inc. .................................................     $     3,928,393
         115,692 TriMas Corp. (a)....................................................           3,620,003
          95,515 Trinity Industries, Inc. ...........................................           2,675,375
                                                                                          ---------------
                                                                                               28,476,242
                                                                                          ---------------

                 TOTAL INVESTMENTS - 99.9% ..........................................         103,397,538
                 (Cost $107,061,672) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................             128,849
                                                                                          ---------------

                 NET ASSETS - 100.0% ................................................     $   103,526,387
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,178,501 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,842,635.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   103,397,538  $ 103,397,538  $            --  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS - 91.2%
                 AEROSPACE & DEFENSE - 2.0%
             907 Lockheed Martin Corp. ..............................................     $       174,661
                                                                                          ---------------
                 BANKS - 12.6%
           2,909 Bank of Hawaii Corp. ...............................................             172,533
           1,657 Community Bank System, Inc. ........................................              63,182
           2,136 Cullen/Frost Bankers, Inc. .........................................             150,887
           6,662 CVB Financial Corp. ................................................             106,725
          19,496 First Niagara Financial Group, Inc. ................................             164,351
           5,720 Trustmark Corp. ....................................................             140,369
           3,080 United Bankshares, Inc. ............................................             115,346
           3,270 Wells Fargo & Co. ..................................................             179,261
                                                                                          ---------------
                                                                                                1,092,654
                                                                                          ---------------
                 BEVERAGES - 1.9%
           1,717 PepsiCo, Inc. ......................................................             162,360
                                                                                          ---------------
                 CAPITAL MARKETS - 2.0%
           3,570 Waddell & Reed Financial, Inc., Class A ............................             177,857
                                                                                          ---------------
                 COMMUNICATIONS EQUIPMENT - 0.7%
           1,875 Comtech Telecommunications Corp. ...................................              59,100
                                                                                          ---------------
                 CONTAINERS & PACKAGING - 4.4%
           4,266 Bemis Co., Inc. ....................................................             192,866
           4,248 Sonoco Products Co. ................................................             185,637
                                                                                          ---------------
                                                                                                  378,503
                                                                                          ---------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
           2,731 TELUS Corp. ........................................................              98,425
                                                                                          ---------------
                 ELECTRIC UTILITIES - 4.9%
           2,918 American Electric Power Co., Inc. ..................................             177,181
           2,685 Empire District Electric Co. .......................................              79,852
           3,405 Southern (The) Co. .................................................             167,219
                                                                                          ---------------
                                                                                                  424,252
                                                                                          ---------------
                 ELECTRICAL EQUIPMENT - 1.9%
           2,699 Emerson Electric Co. ...............................................             166,609
                                                                                          ---------------
                 FOOD PRODUCTS - 2.7%
           3,224 General Mills, Inc. ................................................             171,936
             579 JM Smucker Co. .....................................................              58,467
                                                                                          ---------------
                                                                                                  230,403
                                                                                          ---------------
                 GAS UTILITIES - 6.3%
           3,049 AGL Resources, Inc. ................................................             166,201
           3,312 Laclede Group, Inc. ................................................             176,199
           1,358 Northwest Natural Gas Co. ..........................................              67,764
           2,367 South Jersey Industries, Inc. ......................................             139,487
                                                                                          ---------------
                                                                                                  549,651
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 HEALTH CARE TECHNOLOGY - 0.7%
             991 Computer Programs & Systems, Inc. ..................................     $        60,203
                                                                                          ---------------
                 HOTELS, RESTAURANTS & LEISURE - 4.3%
           1,476 Cracker Barrel Old Country Store, Inc. .............................             207,762
           1,753 McDonald's Corp. ...................................................             164,256
                                                                                          ---------------
                                                                                                  372,018
                                                                                          ---------------
                 HOUSEHOLD DURABLES - 1.9%
           3,144 Garmin Ltd. ........................................................             166,098
                                                                                          ---------------
                 HOUSEHOLD PRODUCTS - 2.1%
           1,566 Kimberly-Clark Corp. ...............................................             180,936
                                                                                          ---------------
                 INSURANCE - 6.0%
           3,604 Arthur J Gallagher & Co. ...........................................             169,676
           3,427 Cincinnati Financial Corp. .........................................             177,621
           3,273 Principal Financial Group, Inc. ....................................             170,000
                                                                                          ---------------
                                                                                                  517,297
                                                                                          ---------------
                 IT SERVICES - 2.8%
           1,582 Broadridge Financial Solutions, Inc. ...............................              73,057
           3,667 Paychex, Inc. ......................................................             169,305
                                                                                          ---------------
                                                                                                  242,362
                                                                                          ---------------
                 LEISURE PRODUCTS - 1.9%
           5,208 Mattel, Inc. .......................................................             161,162
                                                                                          ---------------
                 MACHINERY - 1.6%
           3,910 Hillenbrand, Inc. ..................................................             134,895
                                                                                          ---------------
                 MEDIA - 3.6%
           2,428 Omnicom Group, Inc. ................................................             188,097
           4,763 Shaw Communications, Inc. ..........................................             128,554
                                                                                          ---------------
                                                                                                  316,651
                                                                                          ---------------
                 METALS & MINING - 2.0%
           1,978 Compass Minerals International, Inc. ...............................             171,750
                                                                                          ---------------
                 MULTI-UTILITIES - 12.2%
           4,692 Avista Corp. .......................................................             165,862
           2,593 Consolidated Edison, Inc. ..........................................             171,164
           2,008 DTE Energy Co. .....................................................             173,431
           3,117 SCANA Corp. ........................................................             188,267
           3,814 Vectren Corp. ......................................................             176,321
           3,378 Wisconsin Energy Corp. .............................................             178,156
                                                                                          ---------------
                                                                                                1,053,201
                                                                                          ---------------
                 PHARMACEUTICALS - 7.6%
           1,646 Johnson & Johnson ..................................................             172,122
           1,838 Novartis AG, ADR ...................................................             170,309
           5,610 Pfizer, Inc. .......................................................             174,752

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
COMMON STOCKS (CONTINUED)
                 PHARMACEUTICALS (CONTINUED)
           3,056 Sanofi, ADR ........................................................     $       139,384
                                                                                          ---------------
                                                                                                  656,567
                                                                                          ---------------
                 SOFTWARE - 2.0%
           3,651 Microsoft Corp. ....................................................             169,589
                                                                                          ---------------
                 TOBACCO - 2.0%
           2,734 Reynolds American, Inc. ............................................             175,714
                                                                                          ---------------
                 TOTAL COMMON STOCKS ................................................           7,892,918
                 (Cost $7,315,953)                                                        ---------------

REAL ESTATE INVESTMENT TRUSTS - 8.7%
           2,439 LTC Properties, Inc. ...............................................             105,292
           2,094 National Health Investors, Inc. ....................................             146,496
             935 Public Storage .....................................................             172,835
           7,212 Senior Housing Properties Trust ....................................             159,457
           2,418 Ventas, Inc. .......................................................             173,371
                                                                                          -----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS.................................             757,451
                 (Cost $707,817)                                                          ---------------

                 TOTAL INVESTMENTS - 99.9% ..........................................           8,650,369
                 (Cost $8,023,770) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ............................               4,974
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $     8,655,343
                                                                                          ===============

--------------------------------------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $689,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $63,383.

      ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     7,892,918  $   7,892,918  $            --  $           --
Real Estate Investment Trusts.................          757,451        757,451               --              --
                                                ---------------  -------------  ---------------  --------------

Total Investments.............................  $     8,650,369  $   8,650,369  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)




     SHARES                                     DESCRIPTION                                    VALUE
---------------- ----------------------------------------------------------------------   ---------------
EXCHANGE-TRADED FUNDS - 99.8%
                 CAPITAL MARKETS* - 99.8%
         308,897 First Trust Germany AlphaDEX(R) Fund .................................   $    11,114,114
         284,618 First Trust Hong Kong AlphaDEX(R) Fund ...............................        10,899,447
         356,812 First Trust ISE Chindia Index Fund ...................................        10,204,823
         287,093 First Trust Switzerland AlphaDEX(R) Fund .............................        10,922,453
         285,704 First Trust United Kingdom AlphaDEX(R) Fund ..........................        11,231,024
                                                                                          ---------------
                 TOTAL INVESTMENTS - 99.8% ..........................................          54,371,861
                 (Cost $56,167,603) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ............................             108,288
                                                                                          ---------------
                 NET ASSETS - 100.0% ................................................     $    54,480,149
                                                                                          ===============

--------------------------------------------------------------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,795,742.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $    54,371,861  $  54,371,861  $            --  $           --
                                                ===============  =============  ===============  ==============


*Represents investments in affiliated funds.
**See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.




                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds (each a "Fund" and collectively, the "Funds"):

   First Trust NASDAQ Technology Dividend Index Fund - (The NASDAQ(R) Stock
      Market LLC ("NASDAQ") ticker "TDIV")
   Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (NASDAQ ticker
      "YDIV")
   First Trust High Income ETF - (NASDAQ ticker "FTHI")
   First Trust Low Beta Income ETF - (NASDAQ ticker "FTLB")
   First Trust NASDAQ Rising Dividend Achievers ETF - (NASDAQ ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (NASDAQ ticker "FV")
   First Trust RBA American Industrial Renaissance(R) ETF - (NASDAQ ticker
      "AIRR")
   First Trust RBA Quality Income ETF - (NASDAQ ticker "QINC")
   First Trust Dorsey Wright International Focus 5 ETF - (NASDAQ ticker "IFV")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION
Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

    Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

    Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2014 (UNAUDITED)


      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2014, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index to hedge against changes in the value of equities. These two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2014 (UNAUDITED)


The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded put options on the S&P 500(R) Index to hedge against changes in the value of equities. The purchase of put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a put option, the premium paid represents the cost of the put option.

If FTLB elects to exercise a put option on the S&P 500(R) Index, settlement does not occur by the delivery of the securities comprising the S&P 500(R) Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. AFFILIATED TRANSACTIONS

MDIV, FV and IFV invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at December 31, 2014, and for the period then ended are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2014   PURCHASES     SALES     12/31/2014     12/31/2014       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Tactical High Yield ETF           -   3,606,535          -     3,606,535  $   179,208,724   $ 1,355,968            --
                                                                                      -------------------------------------------

Amounts relating to these investments in FV at December 31, 2014, and for the period then ended are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2014   PURCHASES     SALES     12/31/2014     12/31/2014       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                  3,092,483   3,620,862    (61,182)    6,652,163  $   238,147,435   $   499,099   $   116,583
First Trust Consumer Staples
    AlphaDEX(R) Fund                  2,683,233   3,141,726    (53,086)    5,771,873      245,708,634       614,038       204,719
First Trust Dow Jones Internet
    Index Fund                        1,832,001   2,145,045    (36,245)    3,940,801      241,649,917            --       225,841
First Trust Health Care AlphaDEX(R)
    Fund                              2,087,237   2,443,854    (41,294)    4,489,797      270,689,861            --       357,156
First Trust NYSE Arca Biotechnology
    Index Fund                        1,454,495   1,703,016    (28,776)    3,128,735      319,193,545       155,310       647,931
                                                                                      -------------------------------------------
                                                                                      $ 1,315,389,392   $ 1,268,447   $ 1,552,230
                                                                                      ===========================================

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2014 (UNAUDITED)


Amounts relating to these investments in IFV at December 31, 2014, and for the period then ended are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2014   PURCHASES     SALES     12/31/2014     12/31/2014       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Canada AlphaDEX(R) Fund     177,276      52,140   (229,416)           --  $            --   $        --   $  (498,117)
First Trust Emerging Markets Small
    Cap AlphaDEX(R) Fund                156,434     148,627   (305,061)           --               --            --      (503,927)
First Trust Germany AlphaDEX(R) Fund    164,356     250,725   (106,184)      308,897       11,114,114            --      (186,442)
First Trust Hong Kong AlphaDEX(R)
    Fund                                     --     285,496       (878)      284,618       10,899,447        49,495        (1,195)
First Trust ISE Chindia Index Fund           --     484,299   (127,487)      356,812       10,204,823        16,413       (78,664)
First Trust Switzerland AlphaDEX(R)
    Fund                                199,580     227,749   (140,236)      287,093       10,922,453             -      (323,212)
First Trust United Kingdom
    AlphaDEX(R) Fund                    150,518     227,635    (92,449)      285,704       11,231,024        48,113      (144,430)
                                                                                      -------------------------------------------
                                                                                      $    54,371,861   $   114,021   $(1,735,987)
                                                                                      ===========================================

                          3. DERIVATIVES TRANSACTIONS

Written option activity for FTHI for the fiscal year-to-date period ended December 31, 2014 was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period.             8     $     11,056
Options Written............................            26           61,581
Options Expired............................            --               --
Options Exercised..........................            --               --
Options Closed.............................           (22)         (32,823)
                                                ---------     ------------
Options outstanding at December 31, 2014...            12     $     39,814
                                                =========     ============

Written option activity for FTLB for the fiscal year-to-date period ended December 31, 2014 was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period.             8     $     10,226
Options Written............................            21           47,696
Options Expired............................            --               --
Options Exercised..........................            --               --
Options Closed.............................           (20)         (29,059)
                                                ---------     ------------
Options outstanding at December 31, 2014...             9     $     28,863
                                                =========     ============

During the fiscal year-to-date period ended December 31, 2014, FTLB held purchased options with market values ranging from $200 to $5,000, as measured at each month end.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2014 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ International Multi-Asset Diversified Income IndexSM, and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Focus Five Index ("Index"), for use by First Trust. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of this Product, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Index for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund VI
             -------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2015
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2015
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 20, 2015
     ---------------------

* Print the name and title of each signing officer under his or her signature.